Investments (Details) - Schedule of investments in fixed maturity securities - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	[1]	$ 133,549	$ 32,349
Unrealized (Losses)	[1]	(396)	(17)
Fair Value	[1]	133,153	32,332
Corporate bonds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		30,154	32,349
Unrealized (Losses)		(139)	(17)
Fair Value		30,015	32,332
Commercial paper [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		81,037
Unrealized (Losses)		(226)
Fair Value		80,811
U.S. treasury bills [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		22,358
Unrealized (Losses)		(31)
Fair Value		$ 22,327

[1]	As of March 31, 2022, approximately $128.3 million have original maturities of ninety-one to 365 days and is disclosed as investments on our Condensed Consolidated Balance Sheets, and approximately $4.9 million of U.S. treasury bills with a maturity over one year is included within other long-term assets on the Condensed Consolidated Balance Sheets. The total balance as of December 31, 2021, have original maturities of ninety-one to 365 days and is disclosed as investments on our Condensed Consolidated Balance Sheets.